UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Long-Term Municipal Investments - 99.7%	Rate (%)	Date	Amount ($)		Value ($)
New York - 96.3%
Albany Industrial Development Agency,
Civic Facility Revenue (Saint Peter's
Hospital of the City of Albany Project)
(Prerefunded)	5.25 11/15/17		4,500,000	[a]	4,855,230
Build New York City Resource Corporation,
Revenue (The New York Methodist
Hospital Project)	5.00	7/1/29	650,000		755,931
Build New York City Resource Corporation,
Revenue (YMCA of Greater New York
Project)	5.00	8/1/40	1,000,000		1,124,610
Hempstead Local Development
Corporation,
Revenue (Molloy College Project)	5.70	7/1/29	4,865,000		5,462,081
Hudson Yards Infrastructure Corporation,
Hudson Yards Senior Revenue	5.75	2/15/47	2,500,000		2,908,075
JPMorgan Chase Putters/Drivers Trust
(Series 3803),
(New York State Dormitory Authority,
Revenue (The Rockefeller University))
Non-recourse	5.00	7/1/18	4,000,000	[b,c]	4,570,560
JPMorgan Chase Putters/Drivers Trust
(Series 4377),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.00	5/1/21	10,000,000	[b,c]	11,567,900
Long Island Power Authority,
Electric System General Revenue	1.18	11/1/18	1,000,000	[d]	999,240
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	1,500,000		1,735,935
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/37	1,700,000		1,959,624
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.00	5/1/19	3,000,000	[a]	3,487,140
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00 11/15/27		3,000,000		3,646,830
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/23		1,000,000		1,229,370
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/25		1,000,000		1,072,870
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/28		2,500,000		3,012,550
Metropolitan Transportation Authority,
Transportation Revenue	6.50 11/15/28		2,000,000		2,314,240
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/30		5,000,000		5,956,150
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/32		5,000,000		5,928,500
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/34		3,000,000		3,497,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New York - 96.3% (continued)
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/41		1,755,000	1,995,417
Metropolitan Transportation Authority,
Transportation Revenue	5.00 11/15/43		6,210,000	7,114,300
Metropolitan Transportation Authority,
Transportation Revenue	5.25 11/15/44		2,000,000	2,345,980
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/25	2,420,000	2,818,526
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/43	1,000,000	1,137,180
Nassau County Local Economic Assistance
Corporation,
Revenue (Winthrop-University Hospital
Association Project)	5.00	7/1/42	1,000,000	1,081,910
New York City,
GO	5.25	9/1/25	1,000,000	1,108,760
New York City,
GO	5.00	8/1/27	5,000,000	6,192,650
New York City,
GO	5.00	8/1/28	4,000,000	4,809,960
New York City,
GO	5.00	8/1/29	5,000,000	5,932,700
New York City,
GO	5.00	8/1/31	4,000,000	4,798,840
New York City,
GO	5.00	10/1/32	730,000	857,801
New York City,
GO	5.00	8/1/33	12,240,000	14,522,638
New York City Educational Construction
Fund,
Revenue	6.50	4/1/25	3,960,000	4,971,344
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	5,000,000	5,840,750
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/31	5,000,000	6,058,500
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/31	3,000,000	3,447,930
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	2,000,000	2,365,080
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.25	6/15/40	2,975,000	3,354,610

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 96.3% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.50	6/15/40	2,500,000		2,839,950
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/45	4,000,000		4,585,160
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/40	3,000,000		3,479,220
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/43	5,000,000		5,711,350
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/36	2,000,000		2,332,280
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/38	3,000,000		3,395,940
New York City Trust for Cultural
Resources,
Revenue (American Museum of Natural
History)	5.00	7/1/32	4,210,000		5,001,143
New York Convention Center Development
Corporation,
Revenue (Hotel Unit Fee Secured)
(Credit Support Agreement; SONYMA)	5.00 11/15/40		1,250,000		1,452,338
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00 11/15/44		3,000,000		3,362,790
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	2,000,000		2,318,980
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00 11/15/44		5,000,000	[b]	5,334,100
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,600,000		1,958,528
New York State Dormitory Authority,
FHA-Insured Mortgage Hospital
Revenue (Hospital for Special Surgery)	6.00	8/15/38	3,470,000		4,031,481
New York State Dormitory Authority,
Health Center Revenue (Guaranteed;
SONYMA)	5.00 11/15/19		1,000,000		1,004,180
New York State Dormitory Authority,
Revenue (Consolidated City University
System)	5.63	7/1/16	2,495,000		2,538,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 96.3% (continued)
New York State Dormitory Authority,
Revenue (Consolidated City University
System)	5.75	7/1/18	1,025,000		1,092,722
New York State Dormitory Authority,
Revenue (Consolidated City University
System) (Insured; Assured Guaranty
Municipal Corp.)	5.75	7/1/18	965,000		1,028,758
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/24	4,500,000		4,573,215
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	2,000,000		2,287,980
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	1,500,000		1,523,310
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/40	1,000,000		1,145,580
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/23	1,350,000		1,632,528
New York State Dormitory Authority,
Revenue (Mount Sinai School of
Medicine of New York University)
(Prerefunded)	5.50	7/1/19	2,320,000	[a]	2,667,327
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.50	7/1/25	2,500,000		2,869,725
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.00	7/1/26	2,500,000		2,531,250
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.00	7/1/34	2,500,000		2,923,625
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center) (Prerefunded)	5.25	7/1/17	1,900,000	[a]	1,999,180
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/34	2,000,000		2,248,020
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/45	3,540,000		4,075,425
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.00	5/1/43	1,300,000		1,467,583
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group) (Prerefunded)	5.00	5/1/17	5,515,000	[a]	5,809,280
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,298,260
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	6.13	12/1/29	1,500,000		1,634,430
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/45	1,400,000	[b]	1,477,378
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	2,000,000		2,420,440

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 96.3% (continued)
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology) (Prerefunded)	6.00	7/1/18	5,250,000	[a]	5,892,337
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/43	2,500,000		2,827,075
New York State Dormitory Authority,
Revenue (Teachers College)	5.38	3/1/29	2,000,000		2,232,880
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon Hospital
Center) (LOC; TD Bank)	6.50	8/15/30	2,000,000		2,274,820
New York State Dormitory Authority,
Revenue (The New School)	5.25	7/1/30	2,500,000		2,858,400
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	4,000,000		4,501,640
New York State Dormitory Authority,
State Personal Income Tax Revenue
(Education) (Prerefunded)	5.00	9/15/16	125,000	[a]	128,216
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000		1,977,252
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,000,000		5,961,950
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/39	2,000,000		2,322,480
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/23	1,430,000		1,776,561
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/26	3,000,000		3,818,610
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/44	3,000,000		3,472,410
New York State Dormitory Authority,
Third General Resolution Revenue
(State University Educational Facilities
Issue)	5.00	5/15/30	2,000,000		2,365,360
New York State Energy Research and
Development Authority,
Gas Facilities Revenue (The Brooklyn
Union Gas Company Project)	6.37	4/1/20	5,000,000		5,004,350
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.08	12/1/25	5,000,000	[d]	4,756,250
New York State Energy Research and
Development Authority,
PCR (New York State Electric and Gas
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)	1.21	4/1/34	2,000,000	[d]	1,910,000
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,478,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 96.3% (continued)
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,849,639
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program)	5.00	5/15/30	2,000,000		2,394,500
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	435,000		462,148
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000		1,175,510
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000		1,708,620
New York State Thruway Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/27	5,000,000		5,357,750
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/26	2,500,000		2,771,900
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/26	2,500,000		2,858,025
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds	5.00	4/1/27	3,000,000		3,193,260
New York State Thruway Authority,
State Personal Income Tax Revenue
(Transportation)	5.25	3/15/27	3,000,000		3,219,750
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/34	2,000,000		2,290,800
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/40	1,750,000		1,972,145
Onondaga Civic Development Corporation,
Revenue (Saint Joseph's Hospital Health
Center Project) (Prerefunded)	5.13	7/1/19	1,750,000	[a]	2,002,280
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	5,000,000		5,713,500
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 179th Series)	5.00	12/1/25	2,000,000		2,475,420
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	3,000,000		3,729,480
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/36	2,500,000		2,934,375
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	2,000,000		2,330,960

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 96.3% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,440,896
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,366,100
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00 10/15/31		1,000,000		1,219,800
Schenectady Industrial Development
Agency,
Civic Facility Revenue (Union College
Project) (Prerefunded)	5.00	7/1/16	1,380,000	[a]	1,402,397
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/22	1,000,000		1,167,740
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	5,000,000		4,921,650
Triborough Bridge and Tunnel Authority,
General Purpose Revenue
(Prerefunded)	5.50	1/1/22	2,000,000	[a]	2,494,400
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00 11/15/27		1,640,000		1,822,007
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	1/1/28	2,000,000		2,403,540
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00 11/15/38		1,000,000		1,148,880
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.25 11/15/45		1,500,000		1,789,770
TSASC Inc. of New York,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	2,000,000		2,012,380
TSASC Inc. of New York,
Tobacco Settlement Asset-Backed
Bonds	5.13	6/1/42	4,000,000		3,680,240
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00 12/15/35		8,000,000		9,719,920
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	2,000,000		2,001,480
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.13	6/1/45	1,200,000		1,199,892
Western Nassau County Water Authority,
Water System Revenue	5.00	4/1/40	1,000,000		1,150,320
					393,831,895

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.7%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - 3.4%
Guam,
Business Privilege Tax Revenue	5.00 11/15/35		3,000,000	3,412,650
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000	2,172,500
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,219,856
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,153,480
Guam Waterworks Authority,
Water and Wastewater System Revenue	5.63	7/1/40	1,000,000	1,105,580
Puerto Rico Aqueduct and Sewer
Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Corp.)	5.00	7/1/28	2,000,000	2,033,620
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Matching Fund
Loan Note)	5.00	10/1/25	2,500,000	2,785,400
				13,883,086
Total Long-Term Municipal Investments
(cost $378,523,855)				407,714,981
Short-Term Municipal Investments - .1%

New York - .1%
New York City,
GO Notes (LOC; JPMorgan Chase Bank)
(cost $300,000)	0.01	3/1/16	300,000 [e]	300,000

Total Investments (cost $378,823,855)			99.8%	408,014,981
Cash and Receivables (Net)			0.2%	868,463
Net Assets			100.0%	408,883,444

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $22,949,938 or 5.61% of net assets.
c Collateral for floating rate borrowings.
d Variable rate security—interest rate subject to periodic change.
e Variable rate demand note—rate shown is the interest rate in effect at February 29, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	408,014,981	-	408,014,981
Liabilities ($)
Floating Rate Notes††	-	(7,000,000)	-	(7,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service
(the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the
“Trust”). The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”) . A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and
Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust
Certificates to tender their certificates in exchange for payment from the Liquidity
Provider of par plus accrued interest on any business day prior to a termination event.

NOTES

When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity
Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 29, 2016, accumulated net unrealized appreciation on investments was
$29,191,126, consisting of $29,201,886 gross unrealized appreciation and $10,760 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)